Leases (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 09, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Leases Commitments And Security Deposit [Line Items]
Monthly rent		$ 20	$ 17	$ 77	$ 110
Weighted average remaining lease term		9 months 29 days
Weighted average lease discount rate		10.80%
Sublease Agreement [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Lease expiration	Jan. 31, 2020
Security deposit	$ 13
Sublease Agreement [Member] | First 12-Month Period [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Monthly rent	6
Sublease Agreement [Member] | After 12 Month Period Until Expiration [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Monthly rent	$ 7